Movement in Non-vested Restricted Share Units (Detail) (Restricted Stock Units (RSUs), USD $)	3 Months Ended
Mar. 31, 2012
Restricted Stock Units (RSUs)
Number of Units
Beginning Balance	365,000
Granted	187,000
Vested
Ending Balance	552,000
Weighted Average Fair Value
Beginning Balance	$ 19.46
Granted	$ 20.38
Vested
Ending Balance	$ 19.77